Note 4 - Loans - Aging Analysis of Past Due Loans, Segregated by Class (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Loans		$ 585,591	$ 571,847
Financial Assets Non Purchased Loans [Member]
Loans		585,591	571,847
Accruing loans 90 or more days past due		111	154
Financial Asset, 30 to 89 Days Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		3,005	2,290
Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		1,271	1,285
Financial Asset, Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		4,276	3,575
Financial Asset, Not Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		581,315	568,272
Real Estate Segment [Member] | Financial Assets Non Purchased Loans [Member]
Loans		472,857	464,776
Accruing loans 90 or more days past due		99	140
Real Estate Segment [Member] | Financial Asset, 30 to 89 Days Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		2,770	1,971
Real Estate Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		959	895
Real Estate Segment [Member] | Financial Asset, Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		3,729	2,866
Real Estate Segment [Member] | Financial Asset, Not Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		469,128	461,910
Real Estate Segment [Member] | Land Development And Construction Loans [Member] | Financial Assets Non Purchased Loans [Member]
Loans		52,731	71,898
Accruing loans 90 or more days past due		4	0
Real Estate Segment [Member] | Land Development And Construction Loans [Member] | Financial Asset, 30 to 89 Days Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		0	6
Real Estate Segment [Member] | Land Development And Construction Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		4	0
Real Estate Segment [Member] | Land Development And Construction Loans [Member] | Financial Asset, Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		4	6
Real Estate Segment [Member] | Land Development And Construction Loans [Member] | Financial Asset, Not Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		52,727	71,892
Real Estate Segment [Member] | Farmland Loan [Member] | Financial Assets Non Purchased Loans [Member]
Loans		11,437	13,114
Accruing loans 90 or more days past due		0	0
Real Estate Segment [Member] | Farmland Loan [Member] | Financial Asset, 30 to 89 Days Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		38	130
Real Estate Segment [Member] | Farmland Loan [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		30	33
Real Estate Segment [Member] | Farmland Loan [Member] | Financial Asset, Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		68	163
Real Estate Segment [Member] | Farmland Loan [Member] | Financial Asset, Not Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		11,369	12,951
Real Estate Segment [Member] | Family Mortgages 1-4 [Member] | Financial Assets Non Purchased Loans [Member]
Loans		92,148	98,525
Accruing loans 90 or more days past due		95	140
Real Estate Segment [Member] | Family Mortgages 1-4 [Member] | Financial Asset, 30 to 89 Days Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		1,799	1,678
Real Estate Segment [Member] | Family Mortgages 1-4 [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		439	292
Real Estate Segment [Member] | Family Mortgages 1-4 [Member] | Financial Asset, Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		2,238	1,970
Real Estate Segment [Member] | Family Mortgages 1-4 [Member] | Financial Asset, Not Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		89,910	96,555
Real Estate Segment [Member] | Commercial Real Estate [Member] | Financial Assets Non Purchased Loans [Member]
Loans		316,541	281,239
Accruing loans 90 or more days past due		0	0
Real Estate Segment [Member] | Commercial Real Estate [Member] | Financial Asset, 30 to 89 Days Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		933	157
Real Estate Segment [Member] | Commercial Real Estate [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		486	570
Real Estate Segment [Member] | Commercial Real Estate [Member] | Financial Asset, Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		1,419	727
Real Estate Segment [Member] | Commercial Real Estate [Member] | Financial Asset, Not Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		315,122	280,512
Business Loans [Member] | Financial Assets Non Purchased Loans [Member]
Loans		97,004	93,122
Accruing loans 90 or more days past due		0	0
Business Loans [Member] | Financial Asset, 30 to 89 Days Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		113	208
Business Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		277	376
Business Loans [Member] | Financial Asset, Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		390	584
Business Loans [Member] | Financial Asset, Not Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		96,614	92,538
Business Loans [Member] | Commercial and Industrial Loans [Member] | Financial Assets Non Purchased Loans [Member]
Loans	[1]	96,500	92,501
Accruing loans 90 or more days past due		0	0
Business Loans [Member] | Commercial and Industrial Loans [Member] | Financial Asset, 30 to 89 Days Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		109	205
Business Loans [Member] | Commercial and Industrial Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		277	376
Business Loans [Member] | Commercial and Industrial Loans [Member] | Financial Asset, Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		386	581
Business Loans [Member] | Commercial and Industrial Loans [Member] | Financial Asset, Not Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		96,114	91,920
Business Loans [Member] | Farm Production and Other Farm Loans [Member] | Financial Assets Non Purchased Loans [Member]
Loans		504	621
Accruing loans 90 or more days past due		0	0
Business Loans [Member] | Farm Production and Other Farm Loans [Member] | Financial Asset, 30 to 89 Days Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		4	3
Business Loans [Member] | Farm Production and Other Farm Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		0	0
Business Loans [Member] | Farm Production and Other Farm Loans [Member] | Financial Asset, Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		4	3
Business Loans [Member] | Farm Production and Other Farm Loans [Member] | Financial Asset, Not Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		500	618
Consumer Portfolio Segment [Member]
Loans		15,730	13,949
Consumer Portfolio Segment [Member] | Financial Assets Non Purchased Loans [Member]
Loans		15,730	13,949
Accruing loans 90 or more days past due		12	14
Consumer Portfolio Segment [Member] | Financial Asset, 30 to 89 Days Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		122	111
Consumer Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		35	14
Consumer Portfolio Segment [Member] | Financial Asset, Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		157	125
Consumer Portfolio Segment [Member] | Financial Asset, Not Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		15,573	13,824
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member] | Financial Assets Non Purchased Loans [Member]
Loans		2,738	1,963
Accruing loans 90 or more days past due		12	12
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member] | Financial Asset, 30 to 89 Days Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		56	35
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		12	12
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member] | Financial Asset, Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		68	47
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member] | Financial Asset, Not Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		2,670	1,916
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member] | Financial Assets Non Purchased Loans [Member]
Loans		12,992	11,986
Accruing loans 90 or more days past due		0	2
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member] | Financial Asset, 30 to 89 Days Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		66	76
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		23	2
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member] | Financial Asset, Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		89	78
Consumer Portfolio Segment [Member] | Other Consumer Loans [Member] | Financial Asset, Not Past Due [Member] | Financial Assets Non Purchased Loans [Member]
Loans		$ 12,903	$ 11,908

[1]	Includes Paycheck Protection Program ("PPP") loans of